UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1530

Name of Registrant:Vanguard Explorer Fund

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004		Market
		Value
Vanguard Explorer Fund	Shares	(000)
COMMON STOCKS (93.0%)
Auto & Transportation (3.3%)
C.H. Robinson Worldwide, Inc.	561,400	$ 24,550
J.B. Hunt Transport Services, Inc.	547,200	21,018
Polaris Industries, Inc.	383,001	18,307
Oshkosh Truck Corp.	317,300	16,807
Visteon Corp.	1,604,500	16,494
Tidewater Inc.	501,700	15,227
Heartland Express, Inc.	541,960	14,638
CNF Inc.	312,000	12,873
* Northwest Airlines Corp. Class A	1,469,600	12,683
Winnebago Industries, Inc.	341,700	12,592
Thor Industries, Inc.	304,900	9,546
Dana Corp.	458,200	8,839
* AMR Corp.	1,047,500	8,830
* Landstar System, Inc.	142,750	7,110
* Navistar International Corp.	178,299	6,410
* Mesa Air Group Inc.	906,100	5,654
* ExpressJet Holdings, Inc.	434,500	4,736
Fairmont Hotels & Resorts, Inc.	181,030	4,661
* Swift Transportation Co., Inc.	194,072	3,877
Lear Corp.	70,000	3,859
Superior Industries International, Inc.	115,100	3,763
Monaco Coach Corp.	149,300	3,625
* Pacer International, Inc.	212,015	3,347
* America West Holdings Corp. Class B	538,900	3,277
* Wabash National Corp.	96,000	2,772
* Genesee & Wyoming Inc. Class A	116,900	2,712
* Continental Airlines, Inc. Class B	288,600	2,595
* Old Dominion Freight Line, Inc.	84,600	2,455
* Tenneco Automotive, Inc.	163,900	2,280
* Atlantic Coast Airlines Holdings Inc.	519,700	1,907
* Hayes Lemmerz International, Inc.	101,800	1,328
* EGL, Inc.	34,200	869
Florida East Coast Industries, Inc. Class A	22,300	829

		260,470

Consumer Discretionary (24.1%)
Foot Locker, Inc.	2,308,200	51,935
MSC Industrial Direct Co., Inc. Class A	1,208,514	37,825
* Urban Outfitters, Inc.	1,231,300	36,619
* Chico's FAS, Inc.	705,300	29,531
The Corporate Executive Board Co.	520,700	29,524
Harman International Industries, Inc.	302,100	25,899
Claire's Stores, Inc.	1,111,400	25,618
Nordstrom, Inc.	559,800	24,575
* Education Management Corp.	884,043	24,541
* Ask Jeeves, Inc.	787,600	22,903
Applebee's International, Inc.	851,526	22,685
* Quiksilver, Inc.	1,020,800	22,008
* ValueClick, Inc.	2,077,675	21,566
* Rare Hospitality International Inc.	758,775	21,405
Station Casinos, Inc.	484,780	20,942
* Catalina Marketing Corp.	1,016,600	20,302
* Getty Images, Inc.	366,400	20,013
* CoStar Group, Inc.	460,600	19,552
Furniture Brands International Inc.	832,400	19,129
* Aeropostale, Inc.	612,050	18,655
Jones Apparel Group, Inc.	491,600	18,361
Manpower Inc.	399,675	17,406
* AMC Entertainment, Inc.	907,100	17,317
* CEC Entertainment Inc.	474,050	17,232
* Dick's Sporting Goods, Inc.	526,880	17,124
* American Eagle Outfitters, Inc.	520,350	17,052
* MPS Group, Inc.	1,836,700	16,494
* Insight Enterprises, Inc.	1,014,500	16,272
Techtronic Industries Co. Ltd. ADR	2,103,500	15,642
Fastenal Co.	250,000	15,595
* Pacific Sunwear of California, Inc.	755,925	15,421
* Corinthian Colleges, Inc.	819,251	15,336
* ITT Educational Services, Inc.	470,500	14,985
* XM Satellite Radio Holdings, Inc.	552,300	14,575
* Lamar Advertising Co. Class A	357,200	14,363
* O'Reilly Automotive, Inc.	344,600	13,953
* Helen of Troy Ltd.	445,300	13,951
* Hibbett Sporting Goods, Inc.	724,150	13,802
* Copart, Inc.	606,098	13,486
* DeVry, Inc.	566,200	13,164
Movie Gallery, Inc.	755,361	13,136
* Navigant Consulting, Inc.	621,725	13,025
* LodgeNet Entertainment Corp.	799,800	13,021
The Brink's Co.	398,400	12,888
Ruby Tuesday, Inc.	442,100	12,772
Abercrombie & Fitch Co.	346,065	12,762
* Playboy Enterprises, Inc. Class B	1,138,941	12,711
Outback Steakhouse	310,830	12,623
* Select Comfort Corp.	616,300	12,591
* Activision, Inc.	849,782	12,449
* Timberland Co.	211,200	12,258
* Labor Ready, Inc.	866,028	12,142
Sabre Holdings Corp.	473,800	12,096
* AnnTaylor Stores Corp.	446,375	11,981
* Scientific Games Corp.	668,735	11,910
* Electronics Boutique Holdings Corp.	472,700	11,869
Borders Group, Inc.	512,300	11,716
* Fossil, Inc.	483,850	11,704
* Men's Wearhouse, Inc.	439,900	11,653
CDW Corp.	180,205	11,587
Regis Corp.	281,400	11,582
Mandalay Resort Group	170,200	11,489
* Argosy Gaming Co.	347,200	11,329
* Take-Two Interactive Software, Inc.	344,250	10,782
Hilton Hotels Corp.	602,175	10,737
* Priceline.com, Inc.	448,725	10,626
* Fisher Scientific International Inc.	181,995	10,592
Phillips-Van Heusen Corp.	551,700	10,466
* Entercom Communications Corp.	266,600	10,251
* DiamondCluster International, Inc.	1,020,200	10,182
* Tech Data Corp.	264,800	9,919
The Marcus Corp.	563,600	9,914
* Career Education Corp.	287,000	9,703
* Monster Worldwide Inc.	436,100	9,633
* Caesars Entertainment, Inc.	647,600	9,539
* Coinstar, Inc.	460,144	9,364
* Columbia Sportswear Co.	169,200	9,264
Callaway Golf Co.	814,200	8,956
SCP Pool Corp.	217,200	8,955
* iVillage Inc.	1,720,400	8,894
* Aztar Corp.	365,000	8,859
* Guess ?, Inc.	536,400	8,690
* Rent-A-Center, Inc.	290,500	8,523
PETsMART, Inc.	272,880	8,462
* Finish Line, Inc.	293,400	8,353
* Global Imaging Systems, Inc.	270,978	8,219
* Insight Communications Co., Inc.	926,572	8,154
* Hot Topic, Inc.	511,500	8,143
* Shuffle Master, Inc.	254,100	8,129
* West Corp.	318,300	7,980
* Central European Distribution Corp.	330,000	7,956
* Earthlink, Inc.	805,600	7,951
* Tuesday Morning Corp.	246,800	7,937
Fred's, Inc.	435,000	7,852
Alberto-Culver Co. Class B	157,100	7,324
* Genesco, Inc.	332,000	7,125
World Wrestling Entertainment, Inc.	558,103	7,093
* Advance Auto Parts, Inc.	190,500	7,071
* The Children's Place Retail Stores, Inc.	342,203	7,015
Robert Half International, Inc.	248,500	6,913
* Penn National Gaming, Inc.	191,820	6,906
* The Cheesecake Factory	165,100	6,896
* Harris Interactive Inc.	1,060,700	6,799
* World Co. Ltd.	238,200	6,689
* Barnes & Noble, Inc.	191,899	6,597
* Wireless Facilities, Inc.	879,700	6,580
ADVO, Inc.	211,100	6,542
* Isle of Capri Casinos, Inc.	396,164	6,406
*(1)Hollywood Media Corp.	1,825,023	6,351
Tiffany & Co.	177,230	6,336
* ChoicePoint Inc.	149,054	6,260
K-Swiss, Inc.	343,495	6,183
* Gymboree Corp.	380,000	6,015
* R.H. Donnelley Corp.	132,300	6,004
Kenneth Cole Productions, Inc.	184,951	5,935
CBRL Group, Inc.	177,089	5,883
Nu Skin Enterprises, Inc.	213,900	5,842
* Westwood One, Inc.	242,070	5,761
* Korn/Ferry International	318,700	5,682
* Radio One, Inc. Class D	367,275	5,586
The Neiman Marcus Group, Inc. Class A	102,000	5,564
* bebe stores, inc	283,050	5,500
* TiVo Inc.	957,700	5,411
* United Online, Inc.	343,621	5,360
* Hollywood Entertainment Corp.	414,900	5,356
Ethan Allen Interiors, Inc.	144,100	5,353
Intrawest Corp.	330,000	5,346
* Gaylord Entertainment Co.	182,800	5,330
Gray Television, Inc.	444,700	5,301
* Bright Horizons Family Solutions, Inc.	103,942	5,275
* CKE Restaurants Inc.	360,600	5,200
* BJ's Wholesale Club, Inc.	222,500	5,186
* The Warnaco Group, Inc.	262,600	4,963
Hollinger International, Inc.	294,500	4,874
* California Pizza Kitchen, Inc.	243,100	4,835
Pier 1 Imports Inc.	266,200	4,773
* Jack in the Box Inc.	149,200	4,759
Sinclair Broadcast Group, Inc.	476,520	4,722
* Emmis Communications, Inc.	236,961	4,673
* Sonic Corp.	201,350	4,631
R.R. Donnelley & Sons Co.	145,200	4,609
* Sharper Image Corp.	172,300	4,600
Blyth, Inc.	129,400	4,506
Aramark Corp. Class B	166,100	4,455
* Papa John's International, Inc.	145,626	4,423
* United Stationers, Inc.	111,600	4,399
Aaron Rents, Inc. Class B	133,850	4,299
* 4Kids Entertainment Inc.	188,600	4,108
* Tractor Supply Co.	112,500	4,079
Ameristar Casinos, Inc.	150,691	4,051
GTECH Holdings Corp.	94,300	3,995
* Jos. A. Bank Clothiers, Inc.	129,300	3,973
* Brinker International, Inc.	110,700	3,964
Strayer Education, Inc.	40,444	3,940
* MemberWorks, Inc.	140,700	3,758
* Guitar Center, Inc.	82,800	3,722
Maytag Corp.	181,400	3,719
The Pep Boys (Manny, Moe & Jack)	177,100	3,666
* Corrections Corp. of America REIT	94,800	3,574
* ProQuest Co.	142,800	3,570
* Laureate Education Inc.	101,099	3,569
* GameStop Corp.	227,300	3,500
* Charles River Associates Inc.	104,637	3,352
* Multimedia Games Inc.	177,000	3,351
The Stanley Works	78,800	3,341
The Nautilus Group, Inc.	178,850	3,312
* NetFlix.com, Inc.	160,900	3,298
* Convergys Corp.	248,100	3,285
Ross Stores, Inc.	137,400	3,181
* Cumulus Media Inc.	211,932	3,111
* CNET Networks, Inc.	327,296	2,988
* Linens 'n Things, Inc.	111,200	2,960
* United Natural Foods, Inc.	135,000	2,925
* Service Corp. International	449,700	2,856
Matthews International Corp.	83,042	2,847
Tupperware Corp.	162,800	2,795
* MAXIMUS, Inc.	87,300	2,791
* InfoSpace, Inc.	74,000	2,772
* Sirva Inc.	118,200	2,764
* Dollar Tree Stores, Inc.	101,600	2,734
* The Yankee Candle Co., Inc.	93,900	2,725
Oakley, Inc.	239,100	2,582
* Marvel Enterprises Inc.	193,300	2,523
* Stein Mart, Inc.	131,600	2,387
* Teletech Holdings Inc.	267,200	2,338
* Valassis Communications, Inc.	79,000	2,310
American Woodmark Corp.	39,800	2,265
Reader's Digest Association, Inc.	156,900	2,241
* Coldwater Creek Inc.	118,800	2,236
* Charter Communications, Inc.	714,400	2,207
Rollins, Inc.	94,950	2,198
Harte-Hanks, Inc.	90,300	2,182
* PETCO Animal Supplies, Inc.	72,700	2,172
* Too Inc.	139,400	2,088
* Forrester Research, Inc.	114,600	2,046
* RC2 Corp.	64,300	2,019
The Topps Co., Inc.	211,900	2,000
* infoUSA Inc.	217,128	1,952
* Resources Connection, Inc.	50,000	1,939
* DoubleClick Inc.	373,000	1,928
* Heidrick & Struggles International, Inc.	72,473	1,918
* Red Robin Gourmet Burgers	53,342	1,819
* Skechers U.S.A., Inc.	131,600	1,810
* aQuantive, Inc.	208,201	1,778
* Steven Madden, Ltd.	93,400	1,756
* Tetra Tech, Inc.	106,900	1,725
* AMN Healthcare Services, Inc.	133,172	1,718
Choice Hotel International, Inc.	32,400	1,704
* Spherion Corp.	186,700	1,615
* J. Jill Group, Inc.	81,000	1,504
* Big 5 Sporting Goods Corp.	67,935	1,452
Hasbro, Inc.	77,800	1,414
* Salem Communications Corp.	54,900	1,394
* Universal Technical Institute Inc.	41,052	1,342
* Mothers Work, Inc.	73,000	1,341
* Gartner, Inc. Class B	107,200	1,338
* Journal Register Co.	64,000	1,242
* Stage Stores, Inc.	34,719	1,231
* MTR Gaming Group Inc.	126,000	1,223
* Brightpoint, Inc.	91,250	1,214
* Steiner Leisure Ltd.	49,474	1,183
John Wiley & Sons Class A	30,600	990
* Jo-Ann Stores, Inc.	32,600	865
* Ryan's Restaurant Group, Inc.	56,750	822
* Wynn Resorts Ltd.	22,700	812
* Lightbridge, Inc.	168,700	725
* The Dress Barn, Inc.	41,300	692
* Carter's, Inc.	22,600	617
* Lin TV Corp.	18,200	330
Renaissance Learning, Inc.	11,100	236
* Beasley Broadcast Group, Inc.	9,800	143
		1,886,676

Consumer Staples (1.0%)
* Constellation Brands, Inc. Class A	439,400	16,644
* Rite Aid Corp.	2,229,200	10,945
Sanderson Farms, Inc.	217,494	10,490
SuperValu Inc.	356,200	10,173
* Wild Oats Markets Inc.	805,050	10,144
* NBTY, Inc.	289,100	6,291
* 7-Eleven, Inc.	228,300	3,915
Universal Corp. (VA)	40,000	1,929
* Boston Beer Co., Inc. Class A	73,700	1,694
Church & Dwight, Inc.	34,700	1,533
* Chiquita Brands International, Inc.	72,800	1,423
Tootsie Roll Industries, Inc.	47,483	1,391

		76,572

Financial Services (9.1%)
* Alliance Data Systems Corp.	993,300	39,444
* E*TRADE Group, Inc.	2,089,850	23,134
Global Payments Inc.	479,055	21,868
* Providian Financial Corp.	1,535,300	21,249
* CheckFree Corp.	696,300	20,917
* The Dun & Bradstreet Corp.	362,100	20,328
Avalonbay Communities, Inc. REIT	328,400	19,113
* S1 Corp.	1,941,577	16,057
IndyMac Bancorp, Inc. REIT	477,000	15,846
Bank of Hawaii Corp.	344,600	15,483
Regency Centers Corp. REIT	359,000	15,258
* Investment Technology Group, Inc.	1,159,100	15,231
Friedman, Billings, Ramsey Group, Inc. REIT	905,500	14,895
City National Corp.	226,400	14,603
Prentiss Properties Trust REIT	422,100	14,461
* BISYS Group, Inc.	1,000,269	13,654
Reinsurance Group of America, Inc.	332,700	13,258
* Commercial Capital Bancorp, Inc.	571,195	12,549
Jefferies Group, Inc.	399,900	12,533
* The First Marblehead Corp.	277,685	11,651
* Assured Guaranty Ltd.	664,400	11,461
Legg Mason Inc.	138,700	10,893
* Affiliated Managers Group, Inc.	233,450	10,718
Eaton Vance Corp.	269,375	10,220
Westcorp, Inc.	238,500	9,917
Redwood Trust, Inc. REIT	172,200	9,776
* Silicon Valley Bancshares	263,619	9,651
Commerce Bancorp, Inc.	190,000	9,565
* Euronet Worldwide, Inc.	501,200	9,022
Investors Financial Services Corp.	180,800	8,259
East West Bancorp, Inc.	243,300	8,204
FactSet Research Systems Inc.	185,400	8,000
Brown & Brown, Inc.	182,900	7,777
* AmeriCredit Corp.	404,400	7,724
* CapitalSource Inc.	347,915	7,522
Fremont General Corp.	390,700	7,337
Certegy, Inc.	183,600	6,960
* WellChoice Inc.	161,210	5,900
* Accredited Home Lenders Holding Co.	185,392	5,807
* Allmerica Financial Corp.	187,700	5,595
W Holding Co., Inc.	333,100	5,496
* eFunds Corp.	327,100	5,351
The Chicago Mercantile Exchange	41,400	5,196
John H. Harland Co.	176,000	4,983
* Conseco, Inc.	272,250	4,895
* CB Richard Ellis Group, Inc.	255,400	4,837
* Knight Trading Group, Inc.	564,900	4,807
* Arch Capital Group Ltd.	121,600	4,682
SEI Corp.	152,300	4,671
Flagstar Bancorp, Inc.	234,800	4,619
AmerUs Group Co.	118,400	4,558
Bristol West Holdings, Inc.	252,985	4,414
Federated Investors, Inc.	155,600	4,374
WFS Financial, Inc.	91,765	4,198
* La Quinta Corp. REIT	544,350	4,170
Student Loan Corp.	29,500	4,137
* CompuCredit Corp.	261,000	4,106
* Tradestation Group Inc.	670,000	3,987
First American Corp.	141,200	3,793
International Bancshares Corp.	97,771	3,769
* First Federal Financial Corp.	79,100	3,584
Jack Henry & Associates Inc.	182,100	3,505
* Piper Jaffray Cos., Inc.	81,525	3,322
UCBH Holdings, Inc.	84,177	3,290
Community First Bankshares, Inc.	101,700	3,275
* Sterling Financial Corp.	103,451	3,273
Zenith National Insurance Corp.	75,000	3,215
* MoneyGram International, Inc.	169,800	3,175
Maguire Properties, Inc. REIT	121,700	3,012
The Phoenix Cos., Inc.	286,800	2,974
Independent Bank Corp. (MI)	113,415	2,901
* United Rentals, Inc.	145,600	2,889
Arthur J. Gallagher & Co.	93,100	2,883
Impac Mortgage Holdings, Inc. REIT	124,100	2,848
* Digital Insight Corp.	188,700	2,798
Hanmi Financial Corp.	93,500	2,712
* Instinet Group Inc.	600,548	2,684
Hudson United Bancorp	71,400	2,445
* Triad Guaranty, Inc.	43,000	2,339
HCC Insurance Holdings, Inc.	75,000	2,273
Ryder System, Inc.	49,500	2,124
NDCHealth Corp.	99,400	2,088
Bank of the Ozarks, Inc.	80,962	2,069
PrivateBancorp, Inc.	70,400	1,971
Irwin Financial Corp.	71,000	1,898
First BanCorp Puerto Rico	44,400	1,885
Manufactured Home Communities, Inc. REIT	55,500	1,759
Gold Banc Corp., Inc.	108,000	1,679
Greater Bay Bancorp	63,600	1,676
National Financial Partners Corp.	48,100	1,620
* Interactive Data Corp.	82,500	1,445
Waddell & Reed Financial, Inc.	74,100	1,439
Westamerica Bancorporation	28,300	1,436
Aspen Insurance Holdings Ltd.	58,900	1,390
McGrath Rent Corp.	41,700	1,353
* Financial Federal Corp.	39,900	1,283
Direct General Corp.	40,500	1,204
GATX Corp.	45,200	1,152
* Nelnet, Inc.	50,700	1,127
* eSPEED, Inc. Class A	99,305	1,069
* Ocwen Financial Corp.	116,200	1,030
* iPayment Holdings, Inc.	25,882	1,003
PXRE Group Ltd.	43,400	998
Harleysville National Corp.	38,050	893
Scottish Re Group Ltd.	37,000	755
City Holding Co.	22,600	689
* Jones Lang Lasalle Inc.	23,400	679
* FelCor Lodging Trust, Inc. REIT	50,200	572
* CCC Information Services Group	30,800	553
* Argonaut Group, Inc.	11,394	214

		711,333

Health Care (18.5%)
Bausch & Lomb, Inc.	749,300	46,149
Cooper Cos., Inc.	577,300	34,320
* Henry Schein, Inc.	496,100	33,288
Mentor Corp.	978,700	30,819
* Humana Inc.	1,619,200	29,324
* Coventry Health Care Inc.	539,600	27,579
* Salix Pharmaceuticals, Ltd.	1,190,765	25,387
* Biogen Idec Inc.	402,500	24,150
* Andrx Group	930,300	24,132
* Human Genome Sciences, Inc.	2,290,600	22,963
* MGI Pharma, Inc.	800,125	22,412
* CONMED Corp.	997,800	22,111
* Triad Hospitals, Inc.	634,266	21,603
DENTSPLY International Inc.	432,650	21,040
Arrow International, Inc.	739,028	20,486
* Cerner Corp.	452,788	20,375
* ImClone Systems, Inc.	343,400	20,233
* DaVita, Inc.	662,798	20,129
* Beverly Enterprises, Inc.	2,411,700	19,004
Manor Care, Inc.	571,900	17,872
* Eon Labs, Inc.	597,400	17,396
* Kissei Pharmaceutical Co., Ltd.	805,000	16,720
* IDEXX Laboratories Corp.	324,898	16,372
* LifePoint Hospitals, Inc.	479,500	16,020
* Kindred Healthcare, Inc.	640,525	15,533
* IDX Systems Corp.	510,500	15,330
* Advanced Medical Optics, Inc.	400,400	15,235
* Ocular Sciences, Inc.	344,800	15,216
* Sepracor Inc.	323,600	14,876
* Protein Design Labs, Inc.	905,900	14,676
* Chiron Corp.	320,000	14,666
* Techne Corp.	365,093	14,531
* Renal Care Group, Inc.	451,900	14,398
* eResearch Technology, Inc.	558,150	13,904
* Community Health Systems, Inc.	564,165	13,884
* Pediatrix Medical Group, Inc.	214,900	13,590
* Dade Behring Holdings Inc.	268,300	13,332
* Amylin Pharmaceuticals, Inc.	642,900	13,244
* Accredo Health, Inc.	403,950	13,088
* United Surgical Partners International, Inc.	356,500	12,563
* Watson Pharmaceuticals, Inc.	475,000	11,975
* Province Healthcare Co.	822,600	11,952
Beckman Coulter, Inc.	214,685	11,844
* Affymetrix, Inc.	438,400	11,841
IMS Health, Inc.	481,200	11,664
Select Medical Corp.	885,000	11,363
* Bruker BioSciences Corp.	2,776,200	11,299
* Matria Healthcare, Inc.	450,600	11,265
Medicis Pharmaceutical Corp.	308,911	11,050
* Cytyc Corp.	445,803	10,775
* Zymogenetics, Inc.	658,200	10,676
* Cephalon, Inc.	207,375	10,477
* American Healthways Inc.	379,560	10,335
PolyMedica Corp.	332,400	10,125
* Kyphon Inc.	372,373	10,065
* Charles River Laboratories, Inc.	222,100	10,010
* Invitrogen Corp.	186,200	9,772
* Kos Pharmaceuticals, Inc.	315,600	9,332
* Chattem, Inc.	307,990	8,873
Invacare Corp.	215,901	8,755
* AMERIGROUP Corp.	181,800	8,719
* Nektar Therapeutics	492,700	8,642
* Telik, Inc.	436,114	8,618
* Sybron Dental Specialties, Inc.	307,300	8,266
* Patterson Cos	112,300	8,245
* Gen-Probe Inc.	216,300	8,094
* NeighborCare Inc.	314,600	8,066
* Bradley Pharmaceuticals, Inc.	322,600	7,594
* Connetics Corp.	275,483	7,584
* Kinetic Concepts, Inc.	158,625	7,125
* ResMed Inc.	144,400	7,076
* Sierra Health Services, Inc.	159,600	7,054
* Merit Medical Systems, Inc.	411,990	6,954
* ICOS Corp.	288,200	6,934
* Covance, Inc.	187,800	6,890
* US Physical Therapy, Inc.	523,400	6,877
* Intuitive Surgical, Inc.	294,590	6,740
* Respironics, Inc.	120,853	6,734
* VCA Antech, Inc.	157,800	6,632
* CV Therapeutics, Inc.	491,300	6,579
* PSS World Medical, Inc.	663,778	6,498
* STERIS Corp.	312,400	6,423
* Apria Healthcare Group Inc.	217,300	6,378
Valeant Pharmaceuticals International	364,200	6,377
* Align Technology, Inc.	351,184	6,033
* The Medicines Co.	225,200	5,959
* NPS Pharmaceuticals Inc.	314,500	5,865
Oxford Health Plans, Inc.	100,500	5,644
* Transkaryotic Therapies, Inc.	378,000	5,636
* Immucor Inc.	273,525	5,542
Omnicare, Inc.	190,500	5,385
* Martek Biosciences Corp.	111,900	5,295
* Pharmaceutical Product Development, Inc.	148,896	5,220
* Vertex Pharmaceuticals, Inc.	564,400	5,209
* Digene Corp.	152,137	5,194
* PAR Pharmaceutical Cos. Inc.	134,900	5,078
* VISX Inc.	235,500	5,042
* Endo Pharmaceuticals Holdings, Inc.	260,600	5,004
Universal Health Services Class B	109,900	5,002
* Stericycle, Inc.	101,099	4,954
* Lincare Holdings, Inc.	153,900	4,916
* Shire Pharmaceuticals Group PLC ADR	180,300	4,792
* Tularik, Inc.	191,600	4,779
* Abgenix, Inc.	481,600	4,708
* Medarex, Inc.	744,000	4,568
* Apogent Technologies Inc.	138,100	4,488
* Ligand Pharmaceuticals Inc. Class B	323,898	4,473
* Advanced Neuromodulation Systems, Inc.	139,400	4,468
* Impax Laboratories, Inc.	291,415	4,124
* American Medical Systems Holdings, Inc.	127,300	4,051
* First Health Group Corp.	287,700	4,034
* Tanox, Inc.	252,225	3,952
* OSI Pharmaceuticals, Inc.	64,500	3,876
* Priority Healthcare Corp. Class B	172,700	3,868
* Neurocrine Biosciences, Inc.	81,856	3,812
* Per-Se Technologies, Inc.	269,456	3,786
* King Pharmaceuticals, Inc.	322,300	3,639
* DJ Orthopedics Inc.	194,848	3,468
Perrigo Co.	206,200	3,435
* AmSurg Corp.	143,563	3,410
* Laserscope	177,300	3,381
* American Pharmaceuticals Partners, Inc.	112,032	3,327
* LabOne, Inc.	110,499	3,261
* ArthroCare Corp.	122,400	3,260
* ImmunoGen, Inc.	592,000	3,179
* Wellcare Group Inc.	160,650	3,149
* Conceptus, Inc.	314,700	3,068
* Enzon Pharmaceuticals, Inc.	239,800	2,976
* Onyx Pharmaceuticals, Inc.	84,500	2,884
* Pharmion Corp.	64,100	2,877
* Bio-Rad Laboratories, Inc. Class A	52,600	2,756
* Inveresk Research Group Inc.	75,600	2,744
* Centene Corp.	67,500	2,633
* Alkermes, Inc.	236,986	2,557
* Noven Pharmaceuticals, Inc.	117,600	2,377
* ILEX Oncology, Inc.	90,742	2,286
* Novavax, Inc.	478,800	2,255
* Edwards Lifesciences Corp.	64,000	2,251
* Regeneron Pharmaceuticals, Inc.	261,900	2,242
* Serologicals Corp.	105,500	2,068
* Atrix Laboratories, Inc.	61,693	1,987
* Cell Genesys, Inc.	273,300	1,970
Diagnostic Products Corp.	48,900	1,963
* First Horizon Pharmaceutical Corp.	106,717	1,864
* Hanger Orthopedic Group, Inc.	182,500	1,843
* Gentiva Health Services, Inc.	120,417	1,832
* HealthSouth Corp.	335,000	1,826
* Wright Medical Group, Inc.	65,466	1,809
* Odyssey Healthcare, Inc.	104,550	1,796
* Haemonetics Corp.	59,300	1,779
* WebMD Corp.	200,000	1,628
* SciClone Pharmaceuticals, Inc.	371,300	1,563
* Possis Medical Inc.	46,500	1,330
* INAMED Corp.	24,300	1,317
* Molina Healthcare Inc.	38,800	1,287
* K-V Pharmaceutical Co. Class A	73,850	1,286
* Immunomedics Inc.	296,400	1,186
Vital Signs, Inc.	38,186	1,140
* RehabCare Group, Inc.	46,200	1,106
* Adolor Corp.	83,000	884
* Molecular Devices Corp.	43,194	882
* CIMA Labs Inc.	25,600	867
* Genesis Healthcare Corp.	29,964	805
* CTI Molecular Imaging, Inc.	71,300	747
* OraSure Technologies, Inc.	93,200	722
* Dendreon Corp.	69,662	642
* Sunrise Senior Living, Inc.	16,300	575
* CorVel Corp.	19,000	487
* Albany Molecular Research, Inc.	40,746	484

		1,448,344

Integrated Oils (0.1%)
* KCS Energy, Inc.	415,700	6,144

Other Energy (4.7%)
* Cal Dive International, Inc.	737,600	22,866
CARBO Ceramics Inc.	297,200	21,051
St. Mary Land & Exploration Co.	603,399	20,703
* Denbury Resources, Inc.	905,300	19,781
* Newfield Exploration Co.	328,400	19,399
Sunoco, Inc.	266,300	18,154
* Grey Wolf, Inc.	3,865,600	17,357
* TETRA Technologies, Inc.	542,800	14,303
IHC Caland NV	326,747	13,887
* Unit Corp.	430,300	13,877
* Ultra Petroleum Corp.	301,800	13,542
Peabody Energy Corp.	221,600	12,449
* Premcor, Inc.	296,400	10,641
* Spinnaker Exploration Co.	272,275	9,739
* Smith International, Inc.	162,500	9,471
* National-Oilwell, Inc.	275,650	9,220
* Comstock Resources, Inc.	426,700	8,978
Patterson-UTI Energy, Inc.	474,800	8,656
Chesapeake Energy Corp.	546,900	8,395
Patina Oil & Gas Corp.	278,224	8,205
Arch Coal, Inc.	241,000	8,139
* Core Laboratories NV	350,800	7,718
* Newpark Resources, Inc.	1,224,200	7,468
* Encore Acquisition Co.	205,989	6,070
Vintage Petroleum, Inc.	288,500	4,933
* Magnum Hunter Resources Inc.	449,200	4,815
CONSOL Energy, Inc.	132,900	4,763
* Key Energy Services, Inc.	468,600	4,723
* Harvest Natural Resources, Inc.	317,400	4,374
* Evergreen Resources, Inc.	97,800	4,002
* Capstone Turbine Corp.	1,849,176	3,698
* Grant Prideco, Inc.	178,800	3,378
* Energy Partners, Ltd.	214,058	3,348
ENSCO International, Inc.	103,000	3,101
* Plains Exploration & Production Co.	142,300	2,967
* Varco International, Inc.	111,600	2,697
Kerr-McGee Corp.	49,061	2,576
* Stone Energy Corp.	55,300	2,502
* FMC Technologies Inc.	59,900	1,797
Cabot Oil & Gas Corp.	40,000	1,759
* Matrix Service Co.	219,800	1,528
* Remington Oil & Gas Corp.	61,900	1,464
* FuelCell Energy, Inc.	141,500	1,407
Frontier Oil Corp.	32,705	702
* Oil States International, Inc.	25,600	421
Penn Virginia Corp.	10,800	407
Gulf Island Fabrication, Inc.	19,264	388
* Oceaneering International, Inc.	10,300	341

		372,160

Materials & Processing (5.0%)
* Maverick Tube Corp.	1,118,400	32,255
Temple-Inland Inc.	326,300	22,270
Steel Dynamics, Inc.	585,800	19,185
Hughes Supply, Inc.	283,900	17,295
Watsco, Inc.	586,000	17,135
* Pactiv Corp.	708,800	16,714
Cytec Industries, Inc.	319,500	14,889
Bowater Inc.	385,700	14,387
* Central Glass Co., Ltd.	1,883,000	14,208
Louisiana-Pacific Corp.	594,600	14,080
Fluor Corp.	301,100	13,715
IMC Global Inc.	975,723	13,319
Minerals Technologies, Inc.	220,600	12,325
* Dycom Industries, Inc.	403,600	10,873
* Ceradyne, Inc.	275,499	10,571
Precision Castparts Corp.	184,900	10,415
* GrafTech International Ltd.	818,725	9,031
* Cleveland-Cliffs Inc.	112,800	7,393
* Energizer Holdings, Inc.	191,500	7,296
* Armor Holdings, Inc.	195,500	7,136
Reliance Steel & Aluminum Co.	177,530	7,069
Chicago Bridge & Iron Co. N.V	232,700	6,793
* Rogers Corp.	135,253	6,688
* URS Corp.	271,000	6,545
Cameco Corp.	99,928	5,868
Allegheny Technologies Inc.	287,300	5,760
* Jacobs Engineering Group Inc.	141,600	5,661
* Scotts Co.	78,400	4,782
* Crown Holdings, Inc.	469,700	4,763
* Century Aluminum Co.	198,335	4,671
* NCI Building Systems, Inc.	148,400	4,572
Florida Rock Industries, Inc.	106,276	4,562
* OM Group, Inc.	130,800	4,188
Brookfield Homes Corp.	144,400	3,907
* FMC Corp.	86,600	3,806
Ball Corp.	49,400	3,566
* DHB Industries, Inc.	213,500	3,247
MacDermid, Inc.	109,200	3,195
* Mobile Mini, Inc.	93,906	2,568
* Encore Wire Corp.	118,438	2,138
The St. Joe Co.	44,300	1,906
Silgan Holdings, Inc.	34,201	1,645
Forest City Enterprise Class A	30,800	1,614
* Cabot Microelectronics Corp.	42,900	1,523
York International Corp.	38,800	1,381
Commercial Metals Co.	36,000	1,247
* Graphic Packaging Corp.	165,600	1,141
Simpson Manufacturing Co.	19,200	1,075
* Tejon Ranch Co.	20,800	693
* Avatar Holding, Inc.	10,016	416
Penn Engineering & Manufacturing Corp.	13,500	268

		391,750

Producer Durables (7.2%)
* Plantronics, Inc.	622,200	24,067
Donaldson Co., Inc.	749,400	19,957
Garmin Ltd.	466,800	17,505
* Polycom, Inc.	885,900	17,080
* Moog Inc.	444,350	16,161
* Esterline Technologies Corp.	508,900	15,974
* AGCO Corp.	761,100	15,922
* United Defense Industries Inc.	442,300	15,326
Engineered Support Systems, Inc.	261,200	14,645
Kennametal, Inc.	309,900	13,636
* Toll Brothers, Inc.	341,000	13,551
* Mettler-Toledo International Inc.	323,399	13,486
Joy Global Inc.	425,800	12,642
* Hovnanian Enterprises Inc. Class A	403,000	12,505
* LAM Research Corp.	508,400	12,125
* MKS Instruments, Inc.	762,000	11,217
* Rayovac Corp.	396,800	10,606
* Photronics Inc.	705,972	10,215
* Ultratech, Inc.	788,599	9,826
* NVR, Inc.	20,800	9,693
Lindsay Manufacturing Co.	389,550	9,400
MDC Holdings, Inc.	131,130	8,805
Cummins Inc.	125,800	8,734
* Meritage Corp.	140,300	8,685
Tektronix, Inc.	278,300	8,460
* Crown Castle International Corp.	560,935	7,920
Briggs & Stratton Corp.	93,700	7,824
* DuPont Photomasks, Inc.	471,600	7,706
* Arris Group Inc.	1,705,250	7,495
* Dionex Corp.	143,100	6,753
* Metrologic Instruments, Inc.	415,900	6,617
Herman Miller, Inc.	239,300	6,413
CTS Corp.	548,000	6,286
HNI Corp.	144,900	5,861
Ryland Group, Inc.	74,000	5,729
* LTX Corp.	680,200	5,530
* Palm Harbor Homes, Inc.	335,100	5,368
* Zygo Corp.	540,200	5,240
* Varian Semiconductor Equipment Associates, Inc.	174,100	5,200
* Photon Dynamics, Inc.	188,826	5,191
* Imagistics International Inc.	159,299	5,177
* Axcelis Technologies, Inc.	551,600	5,146
* American Tower Corp. Class A	354,600	5,128
* Orbital Sciences Corp.	433,100	4,959
Standard Pacific Corp.	105,000	4,873
* Applied Films Corp.	256,600	4,786
Goodrich Corp.	141,500	4,575
* Veeco Instruments, Inc.	199,000	4,527
Ametek, Inc.	146,100	4,506
Helix Technology Corp.	286,400	4,136
Molex, Inc.	142,600	4,130
* Brooks Automation, Inc.	283,500	4,085
* Kulicke & Soffa Industries, Inc.	513,696	4,012
* Andrew Corp.	352,900	3,829
Graco, Inc.	111,050	3,496
* Mattson Technology, Inc.	390,600	3,472
* Actuant Corp.	94,700	3,453
Lincoln Electric Holdings, Inc.	98,200	3,340
* Headwaters Inc.	118,600	3,290
* Electro Scientific Industries, Inc.	120,100	3,093
* Rudolph Technologies, Inc.	180,000	2,880
The Manitowoc Co., Inc.	82,100	2,784
* Otsuka Kagu Ltd.	103,600	2,770
* C-COR Electronics, Inc.	339,700	2,758
* William Lyon Homes, Inc.	35,400	2,707
Keithley Instruments Inc.	123,400	2,557
* Mykrolis Corp.	253,600	2,536
* Littelfuse, Inc.	64,800	2,514
* General Cable Corp.	257,000	2,447
* Champion Enterprises, Inc.	241,000	2,345
* ASML Holding (New York)	163,471	2,323
* Alliant Techsystems, Inc.	36,800	2,317
Cognex Corp.	73,600	2,214
Curtiss-Wright Corp.	41,000	2,204
Roper Industries Inc.	36,500	2,044
* Triumph Group, Inc.	59,500	1,962
* Advanced Energy Industries, Inc.	197,400	1,946
* Cymer, Inc.	48,700	1,395
* Taser International Inc.	44,300	1,389
* Semitool, Inc.	161,000	1,323
C & D Technologies, Inc.	80,900	1,270
Cohu, Inc.	59,700	1,130
* Levitt Corp. Class A	47,800	992
* Technitrol, Inc.	53,000	981
United Industrial Corp.	39,500	968
* Entegris Inc.	64,700	576
* Astec Industries, Inc.	29,100	496

		561,197

Technology (17.3%)
* Red Hat, Inc.	2,428,100	41,569
Acxiom Corp.	1,457,500	32,065
* Akamai Technologies, Inc.	2,049,338	30,597
ADTRAN Inc.	1,134,955	30,315
* Cognizant Technology Solutions Corp.	1,030,787	28,398
* Sapient Corp.	3,595,550	25,133
* Hyperion Solutions Corp.	612,275	25,116
* FLIR Systems, Inc.	370,100	23,549
* WebEx Communications, Inc.	1,055,900	21,667
* Foundry Networks, Inc.	1,959,600	20,105
* Maxtor Corp.	4,147,380	19,410
* Openwave Systems Inc.	1,669,667	18,984
* Silicon Laboratories Inc.	518,100	18,284
Symbol Technologies, Inc.	1,321,700	17,301
* CACI International, Inc.	415,100	17,065
* ON Semiconductor Corp.	4,232,700	16,931
Autodesk, Inc.	418,400	16,820
* TIBCO Software Inc.	2,206,800	15,602
PerkinElmer, Inc.	885,200	15,562
* Trimble Navigation Ltd.	552,844	15,352
* Digitas Inc.	2,259,900	15,119
* MICROS Systems, Inc.	309,600	15,053
* Artisan Components, Inc.	611,200	14,870
* SeaChange International, Inc.	1,006,369	14,784
* Avnet, Inc.	741,299	14,396
* NCR Corp.	309,400	14,365
* Cypress Semiconductor Corp.	1,265,600	14,352
* Brocade Communications Systems, Inc.	2,913,100	14,041
* Western Digital Corp.	1,981,000	13,887
* Electronics for Imaging, Inc.	654,725	13,140
* International Rectifier Corp.	328,100	12,862
* RSA Security Inc.	682,100	12,701
* Ingram Micro, Inc. Class A	881,200	12,557
* Avid Technology, Inc.	255,893	11,960
* Solectron Corp.	2,166,000	11,913
* PMC Sierra Inc.	986,200	11,716
* Manhattan Associates, Inc.	435,700	11,311
* Amphenol Corp.	341,100	10,721
Scientific-Atlanta, Inc.	345,510	10,624
* Exar Corp.	783,600	10,555
* Integrated Device Technology Inc.	922,351	10,542
* Ditech Communications Corp.	496,281	10,218
* Atmel Corp.	2,345,300	10,038
* Digital River, Inc.	353,800	9,942
* Hutchinson Technology, Inc.	445,000	9,910
* Extreme Networks, Inc.	1,801,800	9,766
* Avaya Inc.	647,630	9,488
* F5 Networks, Inc.	360,772	9,449
* Silicon Storage Technology, Inc.	1,418,800	9,421
* TTM Technologies, Inc.	813,950	9,344
* Comverse Technology, Inc.	530,825	9,056
* Open Text Corp.	355,000	9,006
* Microsemi Corp.	702,987	8,612
* Sanmina-SCI Corp.	1,139,800	8,366
* MicroStrategy Inc.	206,400	8,310
Applera Corp.-Applied Biosystems Group	400,000	8,276
* Aeroflex, Inc.	714,848	7,928
Inter-Tel, Inc.	363,200	7,878
* Cirrus Logic, Inc.	1,277,863	7,769
* Cadence Design Systems, Inc.	570,000	7,678
* Anteon International Corp.	239,100	7,446
* Gartner, Inc. Class A	592,200	7,431
* The TriZetto Group, Inc.	1,090,400	7,371
* ScanSource, Inc.	125,300	7,343
* Agile Software Corp.	979,100	7,285
* Agere Systems Inc. Class A	5,861,700	7,269
* Websense, Inc.	189,100	7,222
* Transaction Systems Architects, Inc.	412,600	7,055
Harris Corp.	142,000	6,742
* Altiris, Inc.	265,875	6,676
* Novatel Wireless, Inc.	283,000	6,501
* Mercury Interactive Corp.	174,660	6,386
* Jabil Circuit, Inc.	292,475	6,361
* MEMC Electronic Materials, Inc.	689,521	6,268
* Pixelworks, Inc.	626,309	6,132
* Cray Inc.	1,892,700	6,038
* SpectraSite, Inc.	137,000	5,891
* ManTech International Corp.	411,000	5,877
* UNOVA, Inc.	344,300	5,822
* Avocent Corp.	193,667	5,798
* Cree, Inc.	256,900	5,749
* Mobility Electronics, Inc.	799,900	5,711
* Silicon Image, Inc.	475,450	5,701
SS&C Technologies, Inc.	280,000	5,642
* ANSYS, Inc.	116,616	5,532
* Concur Technologies, Inc.	500,000	5,375
* Semtech Corp.	270,700	5,373
* Power Integrations, Inc.	265,000	5,348
* SafeNet, Inc.	178,795	5,196
* Ulticom, Inc.	481,300	5,164
* Arrow Electronics, Inc.	218,100	5,160
Black Box Corp.	134,948	5,128
* j2 Global Communications, Inc.	197,200	5,031
* OmniVision Technologies, Inc.	425,400	5,011
* Fairchild Semiconductor International, Inc.	335,600	4,930
* ESS Technology, Inc.	714,878	4,897
* Advanced Micro Devices, Inc.	387,400	4,839
* McDATA Corp. Class A	923,500	4,756
* Skyworks Solutions, Inc.	557,900	4,675
* ChipPAC, Inc.	925,300	4,608
* Stratex Networks, Inc.	1,850,600	4,589
* FormFactor Inc.	226,800	4,554
* SigmaTel Inc.	293,775	4,486
* InterVoice, Inc.	507,000	4,467
* Universal Display Corp.	517,700	4,375
* Integrated Silicon Solution, Inc.	516,458	4,349
* Ascential Software Corp.	352,727	4,331
* Macrovision Corp.	200,100	4,330
* Benchmark Electronics, Inc.	146,600	4,190
* Sycamore Networks, Inc.	1,099,300	4,111
Reynolds & Reynolds Class A	184,900	4,086
* Epicor Software Corp.	327,101	4,050
* Keane, Inc.	271,400	4,009
* Macromedia, Inc.	193,400	3,907
* eCollege.com Inc.	322,500	3,857
* ATI Technologies Inc.	239,500	3,856
* Aspect Communications Corp.	435,300	3,687
* Perot Systems Corp.	291,566	3,680
* Micrel, Inc.	356,700	3,663
* Tyler Technologies, Inc.	395,400	3,638
* DSP Group Inc.	183,600	3,619
* Komag, Inc.	317,728	3,603
* Advanced Digital Information Corp.	400,600	3,573
* Daktronics, Inc.	136,907	3,546
* RF Micro Devices, Inc.	585,800	3,468
* Wind River Systems Inc.	345,500	3,386
* ActivCard Corp.	509,225	3,376
* Amkor Technology, Inc.	816,500	3,307
* LSI Logic Corp.	624,900	3,181
* Interwoven Inc.	420,250	3,160
* Dendrite International, Inc.	199,500	2,975
* McAfee Inc.	155,870	2,803
* Anaren, Inc.	230,700	2,766
* WatchGuard Technologies, Inc.	522,000	2,751
* Ariba, Inc.	314,925	2,737
* Internet Security Systems, Inc.	176,000	2,696
* Standard Microsystem Corp.	155,700	2,680
* Dot Hill Systems Corp.	321,969	2,672
* Net2Phone, Inc.	811,000	2,611
* Intergraph Corp.	96,016	2,534
* At Road, Inc.	625,000	2,469
* RadiSys Corp.	198,900	2,468
* 3Com Corp.	498,100	2,456
* Progress Software Corp.	116,700	2,408
* Lionbridge Technologies, Inc.	321,300	2,390
* Informatica Corp.	385,672	2,341
* Lawson Software Inc.	324,400	2,303
* Coherent, Inc.	85,800	2,258
* ViaSat, Inc.	123,700	2,241
* Westell Technologies, Inc.	547,099	2,216
* Parametric Technology Corp.	468,500	2,127
* Ceridian Corp.	116,800	2,102
* The Titan Corp.	174,000	2,083
* MSC Software Corp.	281,600	2,075
* Varian, Inc.	53,700	2,035
* SPSS, Inc.	135,800	2,010
* Staktek Holdings Inc.	397,950	1,982
* OPNET Technologies, Inc.	206,034	1,916
* Mindspeed Technologies, Inc.	571,780	1,847
* Compuware Corp.	365,700	1,807
* Catapult Communications Corp.	91,400	1,755
* Retek Inc.	394,719	1,603
* Applied Micro Circuits Corp.	440,000	1,584
* Herley Industries Inc.	81,700	1,536
* Micromuse Inc.	338,800	1,525
* Netopia, Inc.	400,000	1,460
* SERENA Software, Inc.	94,500	1,455
BEI Technologies, Inc.	60,272	1,447
* Tessera Technologies, Inc.	79,145	1,377
QAD Inc.	133,417	1,358
* Emulex Corp.	120,433	1,299
* Computer Network Technology Corp.	253,000	1,283
* Rambus Inc.	75,959	1,274
* Integrated Circuit Systems, Inc.	53,000	1,268
* Secure Computing Corp.	182,700	1,263
* Zebra Technologies Corp. Class A	14,920	1,233
* Netegrity, Inc.	187,500	1,226
* Verity, Inc.	108,100	1,203
* Adaptec, Inc.	156,500	1,172
* Quest Software, Inc.	96,940	1,169
* Lattice Semiconductor Corp.	215,700	1,057
* Excel Technology, Inc.	39,100	1,048
* Pegasystems Inc.	161,399	1,038
* MRO Software Inc.	91,800	974
Park Electrochemical Corp.	36,200	832
Bel Fuse, Inc. Class B	22,500	827
* Mentor Graphics Corp.	64,400	760
* FileNET Corp.	37,794	718
* Planar Systems, Inc.	41,922	579
Syntel, Inc.	38,300	540
* Blue Coat Systems, Inc.	23,900	442
* Siliconix, Inc.	6,974	297
* Lexar Media, Inc.	44,500	240

		1,352,524

Utilities (2.2%)
* Nextel Partners, Inc.	3,382,200	54,352
* Philippine Long Distance Telephone Co. ADR	994,300	22,282
* NII Holdings Inc.	437,400	16,630
* Western Wireless Corp. Class A	534,900	14,116
* General Communication, Inc.	1,197,000	9,588
* Southwestern Energy Co.	228,401	7,352
Energen Corp.	143,400	6,790
* PTEK Holdings, Inc.	479,241	5,506
* UnitedGlobalCom Inc. Class A	827,700	5,248
* Alamosa Holdings, Inc.	631,000	4,846
* NTL Inc.	82,900	4,321
* Mediacom Communications Corp.	543,804	3,573
DPL Inc.	138,800	2,769
* Commonwealth Telephone Enterprises, Inc.	60,490	2,710
Western Gas Resources, Inc.	80,200	2,702
* IDT Corp. Class B	119,300	1,879
* Boston Communications Group, Inc.	216,181	1,866
* Intrado Inc.	170,536	1,791
* Primus Telecommunications Group, Inc.	963,600	1,561
* Arch Wireless, Inc.	47,000	1,326
UGI Corp. Holding Co.	39,050	1,265
* IDT Corp.	55,200	856

		173,329

Other (0.5%)
Brunswick Corp.	580,600	22,661
SPX Corp.	223,700	9,161
Lancaster Colony Corp.	92,900	3,742
Walter Industries, Inc.	136,500	1,904

		37,468

TOTAL COMMON STOCKS
(Cost $6,674,027)		7,277,967

TEMPORARY INVESTMENTS (9.9%)

Vanguard Index Participation
Equity Receipts--
Small Cap	827,700	39,548
Small Cap Growth	545,800	24,970
Vanguard Market Liquidity Fund, 1.33%**	664,079,605	664,080

	Face
	Amount
	(000)

Repurchase Agreement
ABN AMRO, Inc. 1.36%, 8/2/2004
(Dated 7/30/2004, Repurchase Value
$25,303,000, collateralized
by Federal Home Loan Mortgage Corp.,
8.0%-9.5%, 2/1/2029-10/1/2031)	25,300	25,300
Federal National Mortgage Assn
(2) 1.38-1.48%, 10/13/2004	6,000	5,981
(2) 1.45%, 10/6/2004	15,000	14,956

TOTAL TEMPORARY INVESTMENTS
(Cost $777,471)		774,835

TOTAL INVESTMENTS (102.9%)
(Cost $7,451,498)		8,052,802

OTHER ASSETS AND LIABILITIES-NET (-2.9%)		(228,445)

NET ASSETS (100%)		$ 7,824,357

  *Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
(2)Securities with an aggregate value of $20,937,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
REIT— Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market values.

At July 31, 2004, the cost of investment securities for tax purposes was $7,451,498,000. Net unrealized appreciation of investment securities was $601,304,000, consisting of unrealized gains of $1,223,349,000 on securities that had risen in value since their purchase and $622,045,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange-traded funds. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 102.3% and 0.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2004, the aggregate settlement value of open futures contracts expiring in September 2004, and the related unrealized appreciation (depreciation) were:

	(000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P MidCap 400 Index	158	$449,479	($ 1,397)
Russell 2000 Index	533	147,028	(4,184)
E-mini Russell 2000 Index	794	43,805	(1,187)
E-mini S&P MidCap 400 Index	381	22,064	(473)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

		(000)
		Current Period Transactions
	Oct. 31, 2003 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	July 31, 2004 Market Value
Hollywood Media Corp.	$ 2,784	$2,280	$ 609	$-	$ 6,351
LodgeNet Entertainment Corp.	16,175	1,435	3,166	--	n/a*
Matria Healthcare, Inc.	11,997	1,210	7,356	--	n/a*
Vans, Inc.	11,615	2,846	23,283	--	--

	$42,571			$-	$6,351

* At July 31, 2004, the security is still held but the issuer is no longer an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Explorer Fund

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Explorer Fund

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Vanguard Explorer Fund

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.